Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues:
Revenues	¥ 784,616	$ 123,123	¥ 1,552,645	¥ 3,587,695
Al And Other Segments [Member]
Revenues:
Revenues	130,857	20,534	171,739	216,884
Al And Other Segments [Member] | Advertising agency services
Revenues:
Revenues	61,588	9,665	84,993	73,762
Al And Other Segments [Member] | Sale of AI hardware products
Revenues:
Revenues	10,590	1,662	47,741	84,515
Al And Other Segments [Member] | Technical consulting and other services
Revenues:
Revenues	17,236	2,704	35,504	58,607
Al And Other Segments [Member] | Multi-cloud Management Services
Revenues:
Revenues	41,443	6,503	3,501
Internet Services | Online Advertising
Revenues:
Revenues	354,604	55,645	855,430	2,074,256
Internet Services | Internet valueadded services
Revenues:
Revenues	¥ 299,155	$ 46,944	¥ 525,476	¥ 1,296,555